Summary Of Significant Accounting Policies	9 Months Ended
Sep. 30, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation—The consolidated financial statements include the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated.

Use of Estimates—The preparation of the Company's consolidated financial statements in conformity with generally accepted accounting principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. These estimates are based on information available as of the date of the consolidated financial statements; therefore, actual results could differ from management's estimates.

Unaudited Interim Financial Information—The accompanying consolidated balance sheet as of September 30, 2011, the consolidated statements of operations and cash flows for the nine months ended September 30, 2010 and 2011 and the consolidated statement of redeemable convertible preferred stock, stockholders' equity and comprehensive income (loss) for the nine months ended September 30, 2011 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company's financial position and results of operations and cash flows for the nine months ended September 30, 2010 and 2011. The financial data and the other information disclosed in these notes to the consolidated financial statements related to these nine month periods are unaudited. The results of the nine months ended September 30, 2011 are not necessarily indicative of the results to be expected for the fiscal year ending December 31, 2011 or for any other interim period or other future period.

Concentrations of Credit Risk—Financial instruments, which potentially subject the Company to concentrations of credit risk, consist primarily of cash and cash equivalents and accounts receivable. The Company places its cash and cash equivalents with major financial institutions throughout the world, which management assesses to be of high-credit quality in order to limit exposure of each investment. As of December 31, 2010 and September 30, 2011, substantially all of the Company's cash has been invested in money market funds.

Credit risk with respect to accounts receivable is dispersed due to the large number of customers, none of which accounted for more than 10% of total accounts receivable in any financial period presented. In addition, the Company's credit risk is mitigated by the relatively short collection period. Collateral is not required for accounts receivable. The Company maintains an allowance for doubtful accounts receivable balances. The allowance is based upon historical loss patterns, the number of days that billings are past due, and an evaluation of the potential risk of loss associated with delinquent accounts. The following table presents the changes in the allowance for doubtful accounts (in thousands):

	Year Ended December 31,			Nine Months Ended September 30,
	2008	2009	2010	2010	2011
				(Unaudited)
Allowance for doubtful accounts:
Balance, beginning of period	$400	$960	$1,100	$1,100	$2,672
Add: bad debt expense	632	505	1,723	1,195	1,411
Less: write-offs, net of recoveries and other adjustments	(72)	(365)	(151)	(440)	(61)

Balance, end of period	$960	$1,100	$2,672	$1,855	$4,022

Foreign Currency Translation—The Company determines the functional currency for its foreign subsidiary by reviewing the currencies in which its respective operating activities occur. Financial information is translated from the functional currency to the U.S. dollar, the reporting currency, for inclusion in the Company's consolidated financial statements. Income, expenses, and cash flows are translated at average exchange rates prevailing during the fiscal year, and assets and liabilities are translated at fiscal period end exchange rates. Prior to 2010, resulting translation adjustments were included as a component of accumulated other comprehensive loss in stockholders' equity. Foreign exchange transaction gains and losses are included in other income (expense), net in the accompanying consolidated statements of operations.

Beginning in 2010, following an evaluation of the scope of its operations and business practices, the Company concluded that the U.S. dollar is the currency of the primary economic environment in which its LinkedIn Europe Limited subsidiary operates, and changed the functional currency from the British Pound to the U.S. dollar. For the years ended December 31, 2008 and 2009, adjustments resulting from translating the foreign currency financial statements of LinkedIn Europe Limited into the U.S. dollar have been included as a separate component of accumulated other comprehensive loss. Upon the change of the functional currency for LinkedIn Europe Limited, this subsidiary ceased to generate translation adjustments. Translation adjustments from prior periods will continue to remain a component of accumulated other comprehensive loss.

Cash Equivalents—Cash equivalents consist of highly liquid short-term investments with original maturities of three months or less at the time of purchase. As of December 31, 2009 and 2010, and September 30, 2011, cash equivalents consisted of money market funds.

Short-term Investments—Short-term investments consist of U.S. treasuries and are classified as available-for-sale securities. The Company has classified all available-for-sale securities with readily available markets as short term, regardless of whether the stated maturity is greater than one year from the current balance sheet date, because of the intent to sell those securities as necessary. Available-for-sale securities are carried at fair value with unrealized gains and losses reported as a component of accumulated other comprehensive income (loss) in stockholders' equity. For the periods presented, realized and unrealized gains and losses on investments were not material. An impairment charge is recorded in the consolidated statements of income for declines in fair value below the cost of an individual investment that are deemed to be other than temporary. The Company assesses whether a decline in value is temporary based on the length of time that the fair market value has been below cost, the severity of the decline, as well as the intent and ability to hold, or plans to sell, the investment.

Deferred Commissions—Deferred commissions are the incremental costs that are directly associated with non-cancelable subscription contracts primarily related to sales of the Company's hiring solutions. Deferred commissions consist of sales commissions paid to the Company's direct sales representatives and are deferred and amortized over the non-cancelable terms of the related customer contracts, which are generally 12 months. The commission payments are generally paid in full the month after the customer contract is signed. The deferred commission amounts are recoverable through the future revenue streams under the non-cancelable customer contracts. The Company believes this is the preferable method of accounting as the commission charges are so closely related to the revenue from the non-cancelable customer contracts that they should be recorded as an asset and charged to expense over the same period that the subscription revenue is recognized. Short-term deferred commissions are included in deferred commissions, while long-term deferred commissions are included in other assets in the accompanying consolidated balance sheets. The amortization of deferred commissions is included in sales and marketing expense in the accompanying consolidated statements of operations.

Property and Equipment— Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets, which range from two to five years. Leasehold improvements are amortized over the shorter of the lease term or expected useful lives of the improvements. Depreciation expense totaled $6,243,000, $11,645,000, and $18,597,000 for the years ended December 31, 2008, 2009 and 2010, respectively, and $12,747,000 and $26,836,000 for the nine months ended September 30, 2010 and 2011, respectively.

Website and Software Development Costs—The Company capitalizes its costs to develop its website and internal-use software when preliminary development efforts are successfully completed, management has authorized and committed project funding, and it is probable that the project will be completed and the software will be used as intended. Such costs are amortized on a straight-line basis over the estimated useful life of the related asset, which approximates two to three years. Costs incurred prior to meeting these criteria, together with costs incurred for training and maintenance, are expensed as incurred. Costs incurred for enhancements that are expected to result in additional material functionality are capitalized and expensed over the estimated useful life of the upgrades.

The Company capitalized website and internal-use software costs of $2,022,000, $2,568,000, and $6,416,000 for the years ended December 31, 2008, 2009 and 2010, respectively, and $4,398,000 and $8,783,000 for the nine months ended September 30, 2010 and 2011, respectively. The Company's capitalized website and internal-use software amortization is included in depreciation and amortization in the Company's consolidated statements of operations, and totaled $1,404,000, $1,878,000, and $2,875,000 for the years ended December 31, 2008, 2009 and 2010, respectively, and $1,934,000 and $3,838,000 for the nine months ended September 30, 2010 and 2011, respectively.

Impairment of Long-Lived Assets—The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Goodwill—Goodwill is evaluated for impairment annually in the third quarter of the Company's fiscal year, and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. Triggering events that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate that could affect the value of goodwill or a significant decrease in expected cash flows.

Pursuant to recent authoritative accounting guidance, the Company elects to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Company is not required to calculate the fair value of a reporting unit unless the Company determines that it is more likely than not that its fair value is less than its carrying amount. If the Company determines that it is more likely than not that its fair value is less than its carrying amount, then the two-step goodwill impairment test is performed. The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount. If the carrying value exceeds its fair value, the second step would need to be conducted; otherwise, no further steps are necessary as no potential impairment exists. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of that goodwill. Any excess of the goodwill carrying value over the respective implied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value. Through September 30, 2011, no impairment of goodwill has been identified.

Intangible Assets—Acquired intangible assets consist of identifiable intangible assets, including developed technology, non-compete agreements, workforce in place, and a patent resulting from the Company's acquisitions. Acquired intangible assets are recorded at fair value, net of accumulated amortization. Intangible assets are amortized on a straight-line basis over their estimated useful lives.

Deferred Offering Costs—Deferred offering costs consisted primarily of direct incremental accounting fees related to the Company's initial public offering ("IPO") of its Class A common stock in May 2011. Approximately $118,000 and $1,715,000 of deferred offering costs are included in other assets on the Company's consolidated balance sheets as of December 31, 2009 and 2010, respectively. Upon completion of the Company's IPO, these amounts were offset against the proceeds of the offering and included in stockholders' equity.

Revenue Recognition—In general, the Company recognizes revenue when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered to the customer, (iii) the fee is fixed or determinable, and (iv) collectibility is reasonably assured. Where arrangements have multiple elements, revenue is allocated to the elements based on the relative selling price method and revenue is recognized based on the Company's policy for each respective element.

The Company generates revenue primarily from sales of the following services:

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Hiring Solutions—Hiring Solutions revenue is derived primarily from providing access to the LinkedIn Recruiter product and job postings. The Company provides access to its professional database of both active and passive job candidates with LinkedIn Recruiter, which allows corporate recruiting teams to identify candidates based on industry, job function, geography, experience/education, and other specifications. Revenue from providing access to the LinkedIn Recruiter product is recognized ratably over the subscription period, which consists primarily of annual subscriptions that are billed monthly, quarterly, or annually. The Company also earns revenue from the placement of job postings on its website, which generally run for 30 days. Independent recruiters can pay to post job openings that are accessible through job searches or targeted job matches. Revenue from job postings is recognized as the posting is displayed or the contract period, whichever is shorter.

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Marketing Solutions—The Company earns revenue from the display of advertisements (both graphic and text link) on its website primarily based on a cost per advertisement model. Revenue from internet advertising is recognized net of any related agency commissions as the online advertisements are displayed on the Company's website. Agency commissions are amounts earned by advertising agencies that act as representatives for advertisers and earn commissions by billing the advertiser the total dollar value of the advertiser's purchase while entering into an agreement with the Company to provide the advertising for the dollar value of the advertiser's purchase less a certain percentage representing the agency commission. The typical duration of the Company's advertising contracts is approximately two months.

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Premium Subscriptions—The Company sells various subscriptions to customers that allow users to have further access to premium services via its LinkedIn.com website. Revenue from Premium Subscription services is recognized ratably over the contractual period, generally from one to 12 months.

Amounts billed or collected in excess of revenue recognized are included as deferred revenue. Sales tax is excluded from reported net revenue. Although historical refunds have been minimal, the Company estimates allowances, for each revenue type shown above, based on information available as of each balance sheet date. This information includes historical refunds as well as specific known service quality issues.

A majority of the Company's arrangements for hiring solutions and marketing solutions include multiple deliverables. In accordance with recent authoritative guidance on revenue recognition, the Company allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all deliverables based on the relative selling price method in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence ("VSOE") if available; (ii) third-party evidence ("TPE") if VSOE is not available; and (iii) best estimate of selling price ("BESP") if neither VSOE nor TPE is available.

VSOE. The Company determines VSOE based on its historical pricing and discounting practices for the specific product or service when sold separately. In determining VSOE, the Company requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range.

The Company has not historically priced its marketing solutions or certain products of its hiring solutions within a narrow range. As a result, the Company has only used VSOE to allocate the selling price of deliverables in limited circumstances.

TPE. When VSOE cannot be established for deliverables in multiple element arrangements, the Company applies judgment with respect to whether it can establish a selling price based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Company's go-to-market strategy differs from that of its peers and its offerings contain a significant level of differentiation such that the comparable pricing of services with similar functionality cannot be obtained. Furthermore, the Company is unable to reliably determine what similar competitor services' selling prices are on a stand-alone basis. As a result, the Company has not been able to establish selling price based on TPE.

BESP. When it is unable to establish selling price using VSOE or TPE, the Company uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Company would transact a sale if the service were sold on a stand-alone basis. BESP is generally used to allocate the selling price to deliverables in the Company's multiple element arrangements. The Company determines BESP for deliverables by considering multiple factors including, but not limited to, prices it charges for similar offerings, sales volume, geographies, market conditions, competitive landscape and pricing practices.

Advertising Costs—Advertising costs are expensed when incurred and are included in sales and marketing expense in the accompanying consolidated statements of operations. The Company incurred advertising costs of $168,000, $69,000, and $715,000 for the years ended December 31, 2008, 2009 and 2010, respectively, and $279,000 and $1,598,000 for the nine months ended September 30, 2010 and 2011, respectively.

Stock-Based Compensation—Stock-based compensation expense is measured at the grant date based on the fair value of the award and is recognized on a straight-line basis over the requisite service period of the award, which is generally four years.

Income Taxes—The Company records income taxes using the asset and liability method which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company's consolidated financial statements or tax returns. In estimating future tax consequences, generally all expected future events other than enactments or changes in the tax law or rates are considered. Valuation allowances are provided when necessary to reduce deferred tax assets to the amount expected to be realized.

Recently Issued and Adopted Accounting Guidance

Revenue Recognition

Effective January 1, 2009, the Company adopted new authoritative guidance for revenue recognition, which revised existing guidance for arrangements with multiple deliverables. The revised guidance establishes a selling price hierarchy for determining the selling price of a deliverable, which includes: (i) vendor-specific objective evidence ("VSOE") if available; (ii) third-party evidence ("TPE") if vendor-specific objective evidence is not available; and (iii) best estimate of selling price ("BESP") if neither VSOE nor TPE is available. The revised guidance also eliminates the residual method of allocation and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method. The Company elected to adopt this accounting guidance on a retrospective basis for all periods.

Under the previous accounting guidance, the Company treated its multiple element arrangements as a single unit of accounting as it generally did not have VSOE for its undelivered elements. Under the new guidance, the Company is required to use BESP when neither VSOE nor TPE is available. As a result, the Company is able to recognize the relative fair value of the elements as they are delivered, assuming other revenue recognition criteria are met.

Retrospective adoption required the Company to apply guidance to all prior periods presented. The Company believes retrospective adoption provides the most comparable and useful financial information for consolidated financial statement users and better reflects the underlying economic performance of the Company. For 2009, the Company recognized approximately $900,000 of revenue that would have been deferred under the previous accounting guidance. The effect of the retrospective adoption was not material for 2008.

Business Combinations

Effective January 1, 2009, the Company adopted new authoritative guidance on business combinations. The new authoritative guidance changed the accounting for business combinations, including:

•	the measurement of acquirer shares issued in consideration for a business combination;

•	the recognition of contingent consideration;

•	the accounting for pre-acquisition gain and loss contingencies;

•	the recognition of capitalized in-process research and development;

•	the accounting for acquisition related restructuring liabilities;

•	the treatment of acquisition related transaction costs; and

•	the accounting for income tax valuation allowances and other income tax uncertainties.

The adoption of this guidance did not have a material impact on the Company's consolidated financial statements; however, it could have a material impact depending on the nature of acquisitions the Company may complete in the future.

Financial Instruments Indexed to Stock

Effective January 1, 2009, the Company adopted new authoritative guidance on evaluating whether an instrument is indexed to its own stock. The new guidance provides that an entity should use a two-step approach to evaluate whether an equity-linked financial instrument is indexed to its own stock, including evaluating the instrument's contingent exercise and settlement provisions. Effective January 1, 2009, a warrant to purchase 70,365 shares of the Company's Series A convertible preferred stock was reclassified from stockholders' equity to accrued liabilities due to the presence of a warrant adjustment feature that allows for a change in the number of shares subject to issuance and the exercise price of the warrant under certain circumstances. The Company calculated the fair value of the warrant using an option pricing model, which approximates a binomial lattice model, and an accrued liability was established in the amount of $143,000. On January 1, 2009, the cumulative effect of $128,000 was recognized as a change in accounting principle and was recorded as an adjustment to the opening balance of accumulated deficit. As of December 31, 2009, the Company recalculated the fair value of the warrant and recorded $175,000 as other expense for the year ended December 31, 2009. The fair value of the warrant's derivative liability was recalculated at each balance sheet date and the fair value of the remaining liability was marked to market and recognized in non-operating income until the warrant was exercised in May 2010. As a result of the exercise, the Company issued 70,365 shares of Series A convertible preferred stock and received proceeds of $23,000. The Company recalculated the fair value of the warrant at the date of exercise and recorded $92,000 as other expense for the year ended December 31, 2010.

Participating Securities

Effective January 1, 2009, the Company retrospectively adopted new authoritative guidance that clarified that instruments granted in share–based payment transactions that entitle their holders to receive non–forfeitable dividends prior to vesting should be considered participating securities. The Company has unvested common shares that were issued pursuant to the early exercise of employee stock options and contain non-forfeitable rights to dividends. These unvested common shares are considered participating securities and are deemed to be outstanding. As a result, the number of common shares associated with stock option activity for all prior periods presented have been adjusted for comparative purposes to conform to the new guidance.

Subsequent Events

Effective July 1, 2009, the Company adopted new authoritative guidance on management's assessment of subsequent events. The new guidance clarifies that management must evaluate, as of each reporting period events or transactions that occur after the balance sheet date. This guidance also refers to them as recognized and nonrecognized subsequent events and requires management to disclose the date through which subsequent events have been evaluated and whether that is the date on which the consolidated financial statements were issued or were available to be issued. In accordance with this guidance, the Company evaluated subsequent events through the consolidated financial statement issuance date. In February 2010, the Financial Accounting Standards Board ("FASB") issued new authoritative guidance which requires an entity that is a filer with the Securities and Exchange Commission ("SEC") to evaluate subsequent events through the date that the financial statements are issued or available to be issued and removes the requirement for an SEC filer to disclose a date, in both issued and revised financial statements, through which the filer had evaluated subsequent events. The adoption of this guidance did not have a significant impact on the Company's consolidated financial statements.

Accounting Codification

Effective July 1, 2009, the Company adopted The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles. This standard establishes only two levels of GAAP, authoritative and non-authoritative. The FASB Accounting Standards Codification (the "Codification") became the source of authoritative, non-governmental GAAP, except for rules and interpretive releases of the SEC, which are sources of authoritative GAAP for SEC registrants. All other non-grandfathered, non-SEC accounting literature not included in the Codification became non-authoritative. The Company began using the new guidelines and numbering system prescribed by the Codification when referring to GAAP during 2009. As the Codification was not intended to change or alter existing GAAP, it did not have any impact on the Company's consolidated financial statements.

Fair Value Measurements

Effective January 1, 2010, the Company adopted new authoritative guidance on fair value measurements and disclosures. The new guidance requires additional disclosures regarding fair value measurements, amends disclosures about postretirement benefit plan assets, and provides clarification regarding the level of disaggregation of fair value disclosures by investment class. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for certain Level 3 activity disclosure requirements that will be effective for reporting periods beginning after December 15, 2010. Accordingly, the Company adopted this new guidance beginning January 1, 2010, except for the additional Level 3 requirements, which were adopted in 2011. Level 3 assets and liabilities are those whose fair value inputs are unobservable and reflect management's best estimate of what market participants would use in pricing the asset or liability at the measurement date. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

Comprehensive Income

In June 2011, the FASB issued new authoritative guidance on comprehensive income that eliminates the option to present the components of other comprehensive income as part of the statement of shareholders' equity. Instead, the Company must report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. This guidance will be effective for public companies for the interim and annual periods beginning after December 15, 2011 with early adoption permitted. The adoption of this guidance will not have any impact on the Company's consolidated financial statements.

Testing Goodwill for Impairment

In September 2011, the FASB issued new authoritative guidance that gives companies the option to make a qualitative evaluation about the likelihood of goodwill impairment. Companies will be required to perform the two-step impairment test only if it concludes that the fair value of a reporting unit is more likely than not, less than its carrying value. The accounting update is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company adopted this new authoritative guidance for its goodwill impairment test performed during the third quarter of 2011.